ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                   Supplement dated September 15, 2008, to the
         Prospectus dated May 1, 2008, as supplemented on June 17, 2008

          This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.


1. At a meeting held June 11, 2008, the Board of Trustees approved the merger of AZL(R) LMP Large Cap Growth Fund into AZL(R) Legg Mason Growth Fund, and at a meeting held September 3, 2008, the Board of Trustees approved the merger of AZL(R) OCC Value Fund into AZL(R) Davis NY Venture Fund.


------------------------------------- -----------------------------------------
         Acquired Funds                         Acquiring Funds
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
  AZL LMP Large Cap Growth Fund            AZL Legg Mason Growth Fund
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
       AZL OCC Value Fund                  AZL Davis NY Venture Fund
------------------------------------- -----------------------------------------


Completion of the mergers is subject to a number of conditions, including approval by shareholders of each Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of each Acquired Fund in the fourth quarter of 2008, and that a special meeting of shareholders to consider the mergers will be held in the fourth quarter of 2008. Subject to satisfaction of these and other conditions of the mergers, it is anticipated that the mergers will become effective as soon as practicable following shareholder approval.

At the meetings held June 11, 2008, and September 3, 2008, the Board of Trustees also approved temporary voluntary reductions in the management fees and reductions in the subadvisory fees for both Acquiring Funds. See Items 2 and 3 below and the Supplement dated September 15, 2008, to the Statement of Additional Information dated May 1, 2008, of the Allianz Variable Insurance Products Trust for additional information.




--------------------------------------------------------------------------------
2. At a meeting held June 11, 2008, the Board of Trustees approved a temporary voluntary reduction in the management fee for the AZL Legg Mason Growth Fund that became effective on July 1, 2008.


Under the terms of the investment management agreement between the Manager and the Variable Insurance Products Trust dated April 27, 2001, the management fee for the AZL Legg Mason Growth Fund is 0.85% on all assets. The rate had been reduced to 0.80% on all assets for the period from December 1, 2007, through April 30, 2009. Effective July 1, 2008, through April 30, 2010, the rate has been further reduced to 0.70% on the first $200 million of assets and 0.65% on assets over $200 million.

As a result of the most recent reduction in the management fee, footnote (1) to the Annual Fund Operating Expenses table on page 38 is revised to read as follows:

     (1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% for the period from December 1, 2007, through June 30, 2008, and to 0.70% on the first $200 million of assets and 0.65% on assets over $200 million for the period from July 1, 2008, through April 30, 2010.



--------------------------------------------------------------------------------
3. At a meeting held September 3, 2008, the Borad of Trustees approved a temporary voluntary reduction in the management fee for the AZL Davis NY Venture Growth Fund that will become effective on November 24, 2008.



Under the terms of the investment management agreement between the Manager and the Variable Insurance Products Trust dated April 27, 2001, the management fee for the AZL Legg Mason Growth Fund is 0.75% on all assets. The rate had been reduced the contractual single rate to 0.75% on the first $100 million of assets and 0.70% on assets above $100 million for the period from December 1, 2007, through April 30, 2009. Effective November 24, 2008, through April 30, 2010, the rate has been further reduced to 0.75% on the first $100 million of assets, 0.70% on assets from $100 to $400 million, and 0.65% on assets over $500 million.


                                   Page 1 of 6                 AZLPRO-002-0508




As a result of the most recent reduction in the management fee, footnote (1) to the Annual Fund Operating Expenses table on page 15 is revised to read as follows:

     (1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million of assts and 0.70% on assets over $100 million for the period from December 1, 2007, through November 23, 2008, and to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $400 million, and 0.65% on assets over $500 million for the period from November 24, 2008, through April 30, 2010.




--------------------------------------------------------------------------------
4. Effective on or about September 22, 2008, Columbia Management Advisors, LLC will replace The Dreyfus Corporation as the subadviser to the AZL(R) Dreyfus Premier Small Cap Value Fund. In addition, the following name change is effective on or about September 22, 2008.

       Name effective on or about September 22, 2008    Previous Name
       ---------------------------------------------    -------------
       AZL(R) Columbia Small Cap Value Fund             AZL(R) Dreyfus Premier
                                                        Small Cap Value Fund


                                           * * * * *

The Investment Objective and Principal Investment Strategies section, on page 19, is replaced with the following:

Investment Objective and Principal Investment Strategies The AZL Columbia Small Cap Value Fund seeks long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index(R) at the time of purchase that the Fund's subadviser believes are undervalued. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. The Fund may invest up to 20% of total assets in foreign securities.

The Fund's subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Fund's subadviser considers, among other factors:

|X| Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

|X| Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund's subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

|X| A company's current operating margins relative to its historic range and future potential.

|X| Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund's subadviser may sell a security when the security's price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                                                * * * * *


                                   Page 2 of 6                 AZLPRO-002-0508




The list of general risks under the Principal Investment Risks section, beginning on page 56, is replaced with the following:

The Fund faces the following general risks:

o   Market Risk          o   Value Stocks Risk          o   Foreign Risk
o   Management Risk      o   Capitalization Risk        o   Industry Sector Risk

                                                * * * * *


The information concerning Columbia Management Advisors, LLC in the Subadvisers of the Funds section, beginning on page 149 is revised as follows:

------------------------------------------------------------------------------------ --------------------------------
Columbia Management Advisors, LLC ("Columbia Advisors") located at 100 Federal
Street, Boston, Massachusetts 02110, is the Fund's Subadviser. At June 30, 2008,
Columbia Advisors had assets under management of $390.7 billion. Columbia
Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of
Bank of America Corporation. Its management experience covers all major asset        AZL Columbia Small Cap Value
classes, including equity securities, fixed income securities and money market
Fund instruments. In addition to serving as investment manager for mutual funds,
Columbia Advisors acts as an investment manager for individuals, corporations,       AZL Columbia Technology Fund
retirement plans, private investment companies and financial intermediaries.
------------------------------------------------------------------------------------ --------------------------------


                                                * * * * *

The Portfolio Managers of the Subadvisers section, beginning on page 152, is revised to delete the entry for the AZL Dreyfus Premier Small Cap Value Fund and to include the following:

AZL Columbia Small Cap Value Fund:

Stephen D. Barbaro is the Fund's lead manager. He has been in the investment industry since 1971. He is a Director of Columbia Management and has been associated with Columbia Management or its predecessors since 1976.

Jeremy Javidi is the Fund's co-manager. He has been in the investment industry since 2000. He is a Vice President of Columbia Management and has been associated with Columbia Management or its predecessors since 2000.







--------------------------------------------------------------------------------
5. Effective on or about November 24, 2008, BlackRock Advisors, LLC will replace Jennison Associates LLC as the subadviser to the AZL(R) Jennison Growth Fund. In addition, the following name change is effective on or about November 24, 2008.

     Name effective on or about November 24, 2008   Previous Name
     --------------------------------------------   -------------
     AZL(R) BlackRock Capital Appreciation Fund     AZL(R) Jennison Growth Fund

                                                * * * * *


The Investment Objective and Principal Investment Strategies section, on page 33, is replaced with the following:

Investment Objective and Principal Investment Strategies
The investment objective of the AZL BlackRock Capital Appreciation Fund is long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies.


                                   Page 3 of 6                 AZLPRO-002-0508



The Fund seeks to invest in fundamentally sound companies that, in the Subadviser's opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally invests across a broad range of industries, the Subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.


Although the Subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the Subadviser's opinion, the stock reaches its price target, or when the company's future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock's valuation becomes less attractive, a significant price change occurs, or when the Subadviser identifies more compelling investment opportunities elsewhere.

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the Subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The Subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                                                * * * * *

The list of general risks under the Principal Investment Risks section, on page 33, is replaced with the following:

o   Market Risk         o   Leverage Risk        o   Interest Rate Risk
o   Selection Risk      o   Capitalization Risk  o   Convertible Securities Risk
o   Growth Stocks Risk  o   Call Risk            o   Derivatives Risk
o   Issuer Risk         o   Credit Risk


                                                * * * * *


The Subadvisers of the Funds section, beginning on page 149, is revised to include the following:

------------------------------------------------------------------------------------ --------------------------------
BlackRock Advisors, LLC ("BlackRock Advisors") was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100
Bellevue Parkway, Wilmington, DE 19809. BlackRock Advisors is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together
with its affiliates, approximately $1.4 trillion in investment company and other     AZL BlackRock Capital
assets under management as of June 30, 2008.  BlackRock, Inc. is an affiliate of     Appreciation Fund
The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.
------------------------------------------------------------------------------------ --------------------------------


                                                * * * * *

The Portfolio Managers of the Subadvisers section, beginning on page 152, is revised include the following:

The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Advisors, LLC (BlackRock), and Edward P. Dowd, Managing Director at BlackRock. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.


                                   Page 4 of 6                 AZLPRO-002-0508



Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management Company (SSRM) in 2005. Mr. Lindsey is head of BlackRock's Large Cap Growth equity team. He is primarily responsible for the financials and health care sectors. Mr. Lindsey, as Managing Director at SSRM, headed the Mid- and Large-Cap Growth Teams. He joined SSRM in 2002 and was promoted to Chief Investment Officer-Growth in 2003. He was responsible for overseeing all of the firm's growth and core products. He was the co-portfolio manager of the State Street Legacy Fund and the firm's large cap growth institutional portfolios. Prior to joining SSRM, he spent eight years at Putnam Investments, most recently as Managing Director and Director of Concentrated Growth Products.

Mr. Dowd joined BlackRock as a Director following the SSRM merger, and was promoted to Managing Director in 2006. He is primarily responsible for the technology and energy sectors. Prior to joining BlackRock, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the prior five years, he also served as a Senior Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jenrette.



                                                * * * * *

The Legal Proceedings section, beginning on page 164 is revised to include the following:

BlackRock Advisors, LLC

BlackRock Advisors, LLC is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Advisors provides to its clients.




--------------------------------------------------------------------------------
6. At a meeting held June 11, 2008, the Board of Trustees approved a temporary voluntary reduction in the management fee for the AZL Jennison Growth Fund, which will be renamed the AZL BlackRock Capital Appreciation Fund effective on or about November 24, 2008. The fee reduction will become effective on or about November 24, 2008.



Under the terms of the investment management agreement between the Manager and the Variable Insurance Products Trust dated April 27, 2001, the management fee for the AZL Jennison Growth Fund is 0.80% on all assets. Effective November 24, 2008, through April 30, 2010, the rate will be reduced to 0.75% on all assets.

As a result of the reduction in the management fee, effective on or about November 24, 2008, the Annual Fund Operating Expenses and the Expense Example for the AZL Jennison Growth Fund that appear on page 35 are replaced with the following:


         Fees and Expenses
         Annual Fund Operating Expenses
         (expenses that are deducted from Fund assets)
         The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee(1)                                                  0.80%
Distribution (12b-1) Fees                                          0.25%
Other Expenses(2)                                                  0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               1.17%
Fee Waiver((3))                                                    0.00%
                                                                   -----
Net Annual Fund Operating Expenses(3)                              1.17%
                                                                   =====

         (1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be 1.12%.
         (2)  Other expenses have been restated to reflect current expenses.


                                   Page 5 of 6                 AZLPRO-002-0508


         (3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.



                                   Page 6 of 6                 AZLPRO-002-0508








                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                      Supplement dated September 15, 2008,
          to the Statement of Additional Information dated May 1, 2008


          This supplement updates certain information contained in the
        Statement of Additional Information and should be attached to the
           Statement of Additional Information and retained for future reference.





--------------------------------------------------------------------------------
1. At a meeting held June 11, 2008, the Board of Trustees approved a temporary voluntary reduction in the management fees for the AZL Legg Mason Growth Fund, effective July 1, 2008, through April 30, 2009, and a reduction in the subadvisory fee rates for the AZL Davis NY Venture Fund and the AZL Legg Mason Growth Fund, effective July 1, 2008. At a meeting held September 3, 2008, the Board of Trustees approved a temporary voluntary reduction in the management fees for the AZL BlackRock Capital Appreciation Fund and the AZL Davis NY Venture Fund, effective November 24, 2008, through April 30, 2010. Prior to November 24, 2008, the AZL BlackRock Capital Appreciation Fund was known as the AZL Jennison Growth Fund.



The information concerning the AZL BlackRock Capital Appreciation Fund (BlackRock Capital Appreciation Fund), the AZL Davis NY Venture Fund (Davis NY Venture Fund), and the AZL Legg Mason Growth Fund (LM Growth Fund) that appears in the table on page 53 concerning Funds that have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2010, is revised as follows:.

Name of Fund                                 Management Fee
------------------------------------------   ------------------------------------------------------------------------

BlackRock Capital Appreciation Fund......    0.75% on all assets

Davis NY Venture Fund....................    0.75% on the first $100 million of assets,  0.70% on assets between $100 million to $500 million, and 0.65% on assets above $500 million

LM Growth Fund...........................    0.70% on the first $200 million of assets and 0.65% on assets above $200 million


The information concerning the AZL Davis NY Venture Fund (Davis NY Venture Fund) and the AZL Legg Mason Growth Fund (LM Growth Fund) that appears in the table that begins on page 59 subadvisory fee is revised as follows:.

                                                                                    Rate
                                                                                    -----
Fund                                                             Average Daily Net Assets (for Breakpoints)
------------------------------------------------------------------------------------------------------------------------------
                                                   First $100 million        Next $400 million            Thereafter
                                                   ------------------        -----------------            ----------
Davis NY Venture Fund....................                 0.45%                    0.40%                     0.35%

                                                             First $200                             Thereafter
                                                               million
LM Growth Fund                                                  0.40%                                 0.38%

-----------------------------------------------------------------------------------------------------------------------------



 2. Effective on or about September 22, 2008, Columbia Management Advisors, LLC will replace The Dreyfus Corporation as the subadviser to the AZL(R) Dreyfus Premier Small Cap Value Fund. In addition, the following name change is effective on or about September 22, 2008.

         Name effective on or about June 26, 2007     Previous Name
         ----------------------------------------     -------------
         AZL(R) Columbia Small Cap Value Fund          AZL(R) Dreyfus Premier
                                                       Small Cap Value Fund


                                   Page 1 of 6                   AZLSAI-001-0508



                                                          * * * * *

The list of Fund names under the Investment Strategies and Policies section, beginning on page 5, is revised as follows:

Insert:    AZL Columbia Small Cap Value Fund ("Columbia Small Cap Value Fund")

Delete: AZL Dreyfus Premier Small Cap Value Fund ("Dreyfus Premier Small Cap Value Fund")


Also, the Specific Investment Restrictions under the Investment Strategies and Policies section is revised to delete the paragraph for the Dreyfus Premier Small Cap Value Fund and insert the following:

Columbia Small Cap Value Fund. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.


                                                          * * * * *

The table under Additional Information on Portfolio Instruments and Investment Policies section, beginning on page 8, is revised to delete the column for the Dreyfus Premier Small Cap Growth Fund and insert the following:

------------------------------------------- -------------     ------------------------------------------- --------------
                                             Columbia                                                      Columbia
                                             Small Cap                                                      Small Cap
Type of Investment or Technique              Value Fund       Type of Investment or Technique              Value Fund
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Asset Backed Securities(1)                       Y            Mortgage dollar rolls(7)                          N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Bank obligations                                 Y            Mortgage-related securities                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Borrowing money(2)                               Y            Non-investment grade debt(1)                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Collateralized mortgage obligations(3)           N            Options(5)                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Commercial paper                                 Y            Preferred stocks                                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Common stocks of U.S. companies                  Y            Real estate investment trusts (REITs)             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Convertible securities                           Y            Repurchase agreements                             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Delayed funding loans & revolving credit
facilities                                       N            Restricted securities(8)                          Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                           Y            agreements                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Developing country/emerging market
securities(4) N Short sales (against the box) N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Event-linked exposure                            N            Small company stocks                              Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign currency options and futures             N            Sovereign debt (foreign) (4)                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign securities                               Y            Special situation companies                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                        N            Stripped Mortgage Securities(3)                   N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Futures(5) Y Structured notes Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                  N            Swap Agreements                                   Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Illiquid securities                              Y            securities                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Investment company securities (incl. ETFs)       Y            U.S. Government obligations                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Lending portfolio securities                     Y            Variable and floating rate notes                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Loan Participations and Assignments              N            Warrants and Rights                               Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Long-term corporate debt(1)                      N            When-issued / delayed-delivery securities         Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Money market instruments(6)                      Y            Zero Coupon/Pay-in Kind Securities                N
------------------------------------------- -------------     -------------------------------------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                                          * * * * *

The table that describes subadvisory fee rates for Funds with multiple rates on page 59 is revised to delete the entry for AZL Dreyfus Premier Small Cap Value Fund and insert the following:



Fund                                                                               Rate
                                                                Average Daily Net Assets (for Breakpoints)
                                                       First $100 million   Next $100 million    Over $200 million
                                                       ------------------   -----------------    -----------------
Columbia Small Cap Value Fund......................           0.55%               0.50%                0.45%

                                                          * * * * *

                                   Page 2 of 6                   AZLSAI-001-0508


The table of Other Managed Accounts, beginning on page 65, is revised to delete the row for Dreyfus Premier Small Cap Value
Fund and insert the following:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               Other Pooled
                                                 Registered Investment     Investment Vehicles/       Other Accounts/
                                                   Company Accounts/           Assets Under            Assets Under
         Fund             Portfolio Manager    Assets Under Management*        Management*              Management*
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
Columbia Small Cap      Steven D. Barbaro          5 / $1.3 billion          1 / $20 million         14 / $27 million
Value Fund
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Jeremy Javidi              5 / $1.3 billion          1 / $20 million          7 / $23 million
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

*Information presented is as of June 30, 2008. There are no other accounts managed by Messrs. Barbaro and Javidi for which the advisory fee is based on performance.

* * * * * The following paragraph is added following the existing disclosure in the Management of the Trust section under the heading "Columbia Management Advisors, LLC" on page 62:

In rendering investment advisory services, Columbia Advisors may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia Advisors. Columbia Management Pte. Ltd. is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (MOU) with Columbia Advisors pursuant to which Columbia Management Pte. Ltd. is considered a "participating affiliate" of Columbia Advisors as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of Columbia Advisors, including the Funds, under the MOU, and are subject to supervision by Columbia Advisors.


                                                          * * * * *

The Portfolio Manager Compensation section, beginning on page 75, is revised to include the following:

Columbia Management Advisors, LLC

The portfolio managers received their compensation from Columbia Advisors and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia Advisors) in which the account is invested. A portfolio manager's bonus is variable and is generally based, on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. In evaluating investment performance, Columbia Advisors generally considers the one-, three-, and five-year performance of mutual funds and other accounts managed by the portfolio manager relative to certain market benchmarks (the Merrill Lynch 100 Technology Index is the benchmark index for portfolio manager compensation for the AZL Columbia Technology Fund, and the Russell 2000 Value Index is the benchmark index for portfolio manager compensation for the AZL Columbia Small Cap Value Fund) and peer groups (Morningstar Specialty-Technology Category for the AZL Columbia Technology Fund and Morningstar Small Value Category for the AZL Columbia Small Cap Value Fund) emphasizing each manager's three-, and five-year performance. Columbia Advisors may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance. The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Advisors' profitability for the year which is largely determined by assets under management.


                                                          * * * * *


                                   Page 3 of 6                   AZLSAI-001-0508





The entry for the Dreyfus Premier Small Cap Value Fund in the fund history table, beginning on page 103, is revised to include the following:

------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
Investment Options                      Fund      Previous Name             Dates    Previous Name                Dates
------------------                      -----     -------------             -----    -------------                -----
                                      Inception
                                      ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
AZL Columbia Small Cap Value Fund      5/3/04     AZL Dreyfus Premier       5/3/04
                                                  Small Cap Value Fund        to
                                                                           9/21/08
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------





--------------------------------------------------------------------------------
3. Effective on or about November 3, 2008, BlackRock Advisors, LLC will replace Jennison Associates LLC as the subadviser to the AZL(R) Jennison Growth Fund. In addition, the following name change is effective on or about November 24, 2008.

         Name effective on or about November 24, 2008       Previous Name
         AZL(R) BlackRock Capital Appreciation Fund      AZL(R) Jennison Growth

                                                          * * * * *

The list of Fund names under the Investment Strategies and Policies section, beginning on page 5, is revised as follows:

Insert: AZL BlackRock Capital Appreciation Fund ("BlackRock Capital Appreciation Fund")
Delete:    AZL Jennison Growth Fund ("Jennison Growth Fund")


Also, the Specific Investment Restrictions section under the Investment Strategies and Policies section is revised to delete the paragraph for Jennison Growth Fund and insert the following:

BlackRock Capital Appreciation Fund. The Fund may invest up to 20% of its net assets in securities that are not issued by mid- and large-size companies, including debt securities and stocks issued by small-size companies.


                                                          * * * * *

The table under Additional Information on Portfolio Instruments and Investment Policies section, beginning on page 8, is revised to delete the column for the Jennison Growth Fund and insert the following:

----------------------------------------- ---------------     ------------------------------------------- --------------
                                            BlackRock                                                       BlackRock
                                             Capital                                                         Capital
                                           Appreciation                                                   Appreciation
Type of Investment or Technique                Fund           Type of Investment or Technique                 Fund
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Asset Backed Securities(1)                      Y             Mortgage dollar rolls(7)                          N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Bank obligations                                Y             Mortgage-related securities                       Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Borrowing money(2)                              Y             Non-investment grade debt(1)                      N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Collateralized mortgage obligations(3)          Y             Options(5)                                        Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Commercial paper                                Y             Preferred stocks                                  Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Common stocks of U.S. companies                 Y             Real estate investment trusts (REITs)             Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Convertible securities                          Y             Repurchase agreements                             Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Delayed funding loans & revolving
credit facilities                               N             Restricted securities(8)                          Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                          Y             agreements                                        N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Developing country/emerging market
securities(4) N Short sales (against the box) Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Event-linked exposure                           N             Small company stocks                              Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Foreign currency options and futures            Y             Sovereign debt (foreign) (4)                      Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Foreign securities                              Y             Special situation companies                       Y
----------------------------------------- ---------------     ------------------------------------------- --------------


                                   Page 4 of 6                   AZLSAI-001-0508


----------------------------------------- ---------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                       Y             Stripped Mortgage Securities(3)                   Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Futures(5) Y Structured notes N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                 N             Swap Agreements                                   Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Illiquid securities                             Y             securities                                        N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Investment company securities (incl.
ETFs) Y U.S. Government obligations Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Lending portfolio securities                    N             Variable and floating rate notes                  N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Loan Participations and Assignments             N             Warrants and Rights                               Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Long-term corporate debt(1)                     Y             When-issued / delayed-delivery securities         Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Money market instruments(6)                     Y             Zero Coupon/Pay-in Kind Securities                Y
----------------------------------------- ---------------     -------------------------------------------
----------------------------------------- ---------------     ------------------------------------------- --------------


                                                          * * * * *

The table that describes subadvisory fee rates for Funds with multiple rates on page 59 is revised to delete the entry for Jennison Growth Fund and insert the following:

Fund                                                                               Rate
                                                                Average Daily Net Assets (for Breakpoints)
                                                       First $300 million   Next $700 million     Over $1 billion
                                                       ------------------   -----------------     ---------------
BlackRock Capital Appreciation Fund................           0.40%               0.35%                0.30%

                                                          * * * * *
The table of Other Managed Accounts, beginning on page 65, is revised to delete the row for Jennison Growth Fund and insert the following information as of June 30, 2008:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               Other Pooled
                                                 Registered Investment     Investment Vehicles/
                                                   Company Accounts/           Assets Under           Other Accounts/
         Fund             Portfolio Manager     Assets Under Management         Management        Assets Under Management
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
BlackRock Capital       Jeffrey R. Lindsey         6 / $1.4 billion         2 / $146.6 million       8 / $1.3 billion
Appreciation Fund
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Edward P. Dowd             6 / $1.4 billion         2 / $146.6 million       8 / $1.3 billion
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

                                                          * * * * *


The Portfolio Manager Compensation section, beginning on page 75, is revised include the following:


BlackRock Advisors, LLC


        BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

        Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

        Discretionary compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios


                                   Page 5 of 6                   AZLSAI-001-0508


and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., The Standard & Poor's 500 Index, The Russell 1000 Growth Index), certain customized indices and certain fund industry peer groups.

        BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

        Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the BlackRock's ability to sustain and improve its performance over future periods.

             Long-Term Retention and Incentive Plan ("LTIP") --The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

             Deferred Compensation Program --A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

        Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

              Incentive Savings Plans -- BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.


                                                          * * * * *

The entry for the Jennison Growth Fund in the fund history table, beginning on page 103, is revised to include the following:

------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
Investment Options                      Fund      Previous Name             Dates    Previous Name                Dates
------------------                      -----     -------------             -----    -------------                -----
                                      Inception
                                      ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
AZL BlackRock Capital Appreciation     4/29/05    AZL Jennison Growth      4/29/05
Fund                                              Fund                        to
                                                                           9/21/08
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------


                                   Page 6 of 6                   AZLSAI-001-0508